Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

Operating Lease

On February 3, 2016, and subsequently amended, the Company entered into the lease agreement with CXI Corp to rent business premises. In January 2023, the lease was extended for an additional twelve-month term until March 31, 2024. The Company applies ASC 842 to its operating leases, which are reflected on the consolidated condensed balance sheets within Right of Use (ROU) Asset and the related current and non-current operating lease liabilities. ROU assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from lease agreement. Operating lease expense is recognized on a straight-line basis over the lease term, subject to any changes in the lease or expectation regarding the terms. Variable lease costs such as common area maintenance, property taxes and insurance are expensed as incurred.

Future minimum lease payments on a discounted and undiscounted basis under the Company’s operating lease are as follows:

Undiscounted Cash Flows
Discount rate	15.00%

2023 (remaining three months)	$13,992
2024	13,992
Thereafter	-
Total undiscounted minimum future payments	27,984
Imputed interest	(1,184)
Total operating lease payments	26,800
Short-term lease liabilities	26,800
Long-term lease liabilities	$-

Other information related to our operating lease is as follows:

September 30, 2023
Weighted average remaining lease term (in years)	0.50
Weighted average discount rate	15.00%

Operating lease costs were in the amount of $13,859 and $12,974 for the three months ended September 30, 2023, and September 30, 2022, respectively ($41,225 and $38,921 for the nine months ended September 30, 2023, and September 30, 2022, respectively).

Board of Directors

In November and December 2022, the Company signed agreements with four director nominees (Cheryl Xu, Paul Field, Charles Allen and Stephen Toovey) which come into effect on the date the Company’s Registration Statement is declared effective. As described in Note 1, the Company’s Registration Statement was declared effective on July 11, 2023. Each director is entitled to receive cash compensation of $11,250 quarterly. In addition, the two non-audit committee chairs (Toovey, Field) will receive $1,250 per quarter and the audit committee chair (Allen) will receive an additional $2,000 per quarter. On July 11, 2023, each director received (i) a one-off issuance of 10,000 shares of common stock, (ii) a fully vested, non-qualified option to purchase 9,434 shares of common stock at an exercise price of $5.30 per share, (iii) a non-qualified option to purchase 7,547 shares of common stock at an exercise price of $5.30 per share, which vests 100% one year from the date of grant, and (iv) restricted stock units covering 8,000 shares of the Company’s common stock which vest in equal quarterly installments over one year from the date of grant. See Note 11 for further details.

Contingencies

The Company’s operations are subject to a variety of local and state regulations. Failure to comply with one or more of those regulations could result in fines, restrictions on its operations, or losses of permits that could result in the Company ceasing operations.

Contingent Compensation

Prior to 2015 the Company agreed with certain vendors, advisors and employees to deferred compensation that expires on December 31, 2023. The net amount of these contingent payments is $43,581. The Company does not anticipate the trigger for these payments to be reached prior to expiration.

Following the Company’s IPO and the conversion of the outstanding debt pursuant to the Knight Debt Conversion Agreement as discussed in Note 8, the Company is obligated to pay Knight a contingent milestone payment of $10 million if the Company sells Arakoda™ or if a Change of Control occurs. The Company accounts for the contingent milestone payment as a derivative liability (See Note 9).

Litigation, Claims and Assessments

From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. As of September 30, 2023, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of the Company’s operations.

11. Commitments and Contingencies

Operating Lease

On February 3, 2016, the Company entered into the lease agreement with CXI Corp to rent business premises. The contract most recently amended on December 10, 2020 with an additional term of twelve months that was set to expire on March 31, 2023 has been extended for an additional one year term until March 31, 2024. As a result of our adoption of ASC 842, the operating leases are reflected on our balance sheet within operating lease right-of-use (ROU) assets and the related current and non-current operating lease liabilities. ROU assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from lease agreement. Lease expense is recognized on a straight-line basis over the lease term, subject to any changes in the lease or expectation regarding the terms. Variable lease costs such as common area maintenance, property taxes and insurance are expensed as incurred.

When the new accounting standard was adopted on December 31, 2021 the Company had current and long-term operating lease liabilities of $46,795 and $13,000, respectively, and right of use of asset of $58,667.

Future minimum lease payments on a discounted and undiscounted basis under this lease are as follows:

Undiscounted Cash Flows
Discount rate	15.00%

2023 (January 1 to March 31)	13,326
Total undiscounted minimum future payments	13,326
Imputed interest	(326)
Total operating lease payments	13,000
Short-term lease liabilities	13,000
Long-term lease liabilities	$-

Other information related to our operating lease is as follows:

December 31, 2022
Weighted average remaining lease term in years	0.25 years
Weighted average discount rate	15.00%

Rent expenses were in the amount of $51,894 and $51,894 as of the years ended December 31, 2022, and December 31, 2021, respectively.

Board of Directors

In November and December 2022, the Company signed agreements with four director nominees (Cheryl Xu, Paul Field, Charles Allen and Stephen Toovey) which come into effect on the date the Company’s S-1 becomes effective. Each director will receive cash compensations of $11,250 quarterly. In addition, the two non-audit committee chairs (Toovey, Field) will receive $1,250 per quarter and the audit committee chair (Allen) will receive an additional $2,000 per quarter. Each director will receive a one-off issuance of common stock of value $50,000 and a non-qualified option to purchase an additional $50,000 of common stock. Each director will receive equity compensation in the form of restricted stock Units valued at $40,000 and a non-qualified option to purchase $40,000 of common stock.

Contingencies

The Company’s operations are subject to a variety of local and state regulations. Failure to comply with one or more of those regulations could result in fines, restrictions on its operations, or losses of permits that could result in the Company ceasing operations.

Contingent Compensation

Prior to 2015 the Company agreed with certain vendors, advisors and employees to deferred compensation that expires on December 31, 2023. The net amount of these contingent payments is $43,581. The Company does not anticipate the trigger for these payments to be reached prior to expiration.

In 2020, the Company engaged with two vendors to help secure COVID-19 trial funding for the Company’s Phase II COVID trial. Ultimately, the efforts were unsuccessful but a tail does remain. If one Australian fund participates in the Company’s IPO a maximum of $520,000 would be due as of December 31, 2021. Due to subsequent agreement the maximum amount due would be $305,000 as of December 31, 2022. Currently, the Company is not engaged with the Australian fund to solicit their participation in the Company’s IPO.

Litigation, Claims and Assessments

From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. As of December 31, 2022, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of the Company’s operations.